Reserves	12 Months Ended
Dec. 31, 2017
Reserves [abstract]
Reserves
25	Reserves

	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2016	4,072,476	4,180	101,355	22,702	—	953	4,795,616	8,997,282

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	5,968,466	5,968,466
Dividends proposed and approved	—	—	—	—	—	—	(1,080,000)	(1,080,000)
Utilisation of safety production fund	—	—	—	—	—	(607)	607	—
Share option scheme (Note 26)	—	—	—	18,004	—	—	—	18,004
Share of other comprehensive income of investments accounted for using the equity method	—	—	—	18,213	—	—	—	18,213

Balance at 31 December 2016	4,072,476	4,180	101,355	58,919	—	346	9,684,689	13,921,965

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	6,143,222	6,143,222
Dividends proposed and approved	—	—	—	—	—	—	(2,700,000)	(2,700,000)
Utilisation of safety production fund	—	—	—	—	—	(346)	346	—
Share option scheme (Note 26)	—	—	—	(10,640)	—	—	—	(10,640)
Exercise of share option	—	—	—	—	62,319	—	—	62,319
Share of other comprehensive income of investments accounted for using the equity method	—	—	—	(810)	—	—	—	(810)

Balance at 31 December 2017	4,072,476	4,180	101,355	47,469	62,319	—	13,128,257	17,416,056